STOCK OPTIONS (Details 2)	12 Months Ended
Mar. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Ending Balance (in shares)	25,599,878
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	9,903,650
Number of Options, Issued (in shares)	17,855,354
Number of Options, Exercised (in shares)	0
Number of Options, Expired (in shares)	0
Number of Options, Cancelled (in shares)	(2,159,126)
Number of Options, Outstanding, Ending Balance (in shares)	25,599,878
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share) | $ / shares	$ 0.59
Weighted-Average Exercise Price, Issued (in dollars per share) | $ / shares	0.155
Weighted-Average Exercise Price, Exercised (in dollars per share) | $ / shares	0
Weighted-Average Exercise Price, Expired (in dollars per share) | $ / shares	0
Weighted-Average Exercise Price, Cancelled (in dollars per share) | $ / shares	0.65
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share) | $ / shares	$ 0.50